COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Summary of major lease terms
The following is a summary of major lease terms:

	New York Leases	Other Leases
Lease end date	Various dates through October 2032	Various dates through April 2019
Escalations	Generally, a fixed percentage of the landlord’s annual operating expenses and tax expense.	Generally, a fixed percentage of the landlord’s annual operating expenses and tax expense.
Free rent periods	5 - 12 months	1 - 16.5 months
Leasehold improvement incentives	$12,499	$2,351
Renewal periods	Up to 5 years - some have none	Up to 5 years - some have none

Schedule of minimum future rental payments (excluding expense escalations) under operating leases
Minimum future rental payments (excluding expense escalations) under these leases are as follows:

Year Ending December 31,
2015	$25,483
2016	23,253
2017	12,462
2018	20,234
2019	19,612
Thereafter	279,382
Total	$380,426